FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

As of March 31, 2026, assets held in the Trust Account were comprised of $8,188,994 in a money market fund that is invested primarily in U.S. Treasury Securities. For the quarterly period ended March 31, 2026, the Company had withdrawn $105,000 of interest earned on the Trust Account to pay for income taxes and $7,886,591 from the Trust Account in connection with redemption.

As of September 30, 2025, assets held in the Trust Account were comprised of $15,890,194 in a money market fund that is invested primarily in U.S. Treasury Securities. For the year ended September 30, 2025, the Company had withdrawn $1,711,366 of interest earned on the Trust Account to pay for income taxes and $106,131,025 from the Trust Account in connection with redemptions.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2026 and September 30, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.:

Description	Level	March 31, 2026	September 30, 2025
Assets:
Cash and investments held in Trust Account	1	$8,188,994	$15,890,194

NOTE 9. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

As of September 30, 2025, assets held in the Trust Account were comprised of $15,890,194 in a money market fund that is invested primarily in U.S. Treasury Securities. For the period ended September 30, 2025, the Company had withdrawn $1,711,366 of interest earned on the Trust Account to pay for income taxes and $106,131,025 from Trust Account in connection with redemptions.

As of September 30, 2024, assets held in the Trust Account were comprised of $118,601,873 in a money market fund that is invested primarily in U.S. Treasury Securities. Through September 30, 2024, the Company has not withdrawn any of the interest earned on the Trust Account.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.:

Description	Level	September 30, 2025	September 30, 2024
Assets:
Cash and investments held in Trust Account	1	$15,890,194	$118,601,873